SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of lease terms and discount rate	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Schedule of lease terms and discount rate [Abstract]
Weighted average remaining lease term (in years) – operating lease	7 months 6 days	1 year 1 month 6 days	2 years 6 months
Weighted average discount rate – operating lease	14.00%	14.00%	14.00%